Jun. 18, 2018
Class I Prospectus | Emerging Markets Debt Portfolio
Emerging Markets Debt Portfolio

Prospectus Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Emerging Markets Debt Portfolio (Class I)

The following is hereby added as the fourth paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies":

The Fund's investment process incorporates information about environmental, social and governance issues (also referred to as ESG) via an integrated approach within the investment team's fundamental investment analysis framework. The Fund's Adviser may engage with management of certain issuers regarding corporate governance practices as well as what the Fund's Adviser deems to be materially important environmental and/or social issues facing a company.

Please retain this supplement for future reference.